HOTEL OPERATING COSTS (Details) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
HOTEL OPERATING COSTS
Rents	¥ 2,033		¥ 2,074
Utilities	301		319
Personnel costs	2,955		2,806
Depreciation and amortization	570		597
Consumable, food and beverage	528		570
Others	1,298		990
Total	¥ 7,685	$ 1,133	¥ 7,356